Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues [Abstract]
Operating Lease, Lease Income	$ 9,389	$ 0
Vessel revenue-related party	57,601	101,088
Vessel Revenue	66,990	101,088
Operating Expenses [Abstract]
Voyage expenses	1,385	295
Voyage expense- related party	1,435	50
Vessel operating costs	40,806	44,754
Costs and Expenses, Related Party	6,129	6,742
Charterhire expense	9,174	3,282
Vessel depreciation	25,023	27,270
General and administrative expenses	9,193	11,454
General and administrative expenses-related party	4,112	4,606
Loss / write-down on assets held for sale	16,611	11,636
Loss / write-down on assets held for sale-related party	398	599
Total operating expenses	114,266	110,688
Operating (loss) income	(47,276)	(9,600)
Other Income (expense) [Abstract]
Interest income	172	674
Income from equity investment	0	278
Income from equity investment-related party	(102,324)	68,368
Foreign exchange loss	(130)	(51)
Financial expense, net	(20,196)	(28,170)
Total other (expense) income	(122,478)	41,099
Net loss	$ (169,754)	$ 31,499
Weighted Average Number of Shares Issued, Basic	7,379	6,760
Weighted Average Number of Shares Outstanding, Diluted	7,379	6,917
Earnings Per Share, Basic	$ (23.01)	$ 4.66
Earnings Per Share, Diluted	$ (23.01)	$ 4.55